11. Related parties (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Trade receivables	R$ 36	R$ 73
Other assets	104	34
Trade payables	40	33
Other liabilities	215	145
Revenues (expenses)	57	40	R$ (26)
Controlling Shareholders [Member] | Casino [Member]
Disclosure of transactions between related parties [line items]
Trade receivables		15
Other assets	5
Trade payables		2
Other liabilities	24	1
Revenues (expenses)	(57)	(64)	(48)
Controlling Shareholders [Member] | Euris [Member]
Disclosure of transactions between related parties [line items]
Trade receivables
Other assets
Trade payables
Other liabilities	1
Revenues (expenses)	(1)	(2)	(3)
Controlling Shareholders [Member] | Helicco Participacoes [Member]
Disclosure of transactions between related parties [line items]
Trade receivables
Other assets
Trade payables
Other liabilities		3
Revenues (expenses)	(3)	(7)
Controlling Shareholders [Member] | Geant International [Member]
Disclosure of transactions between related parties [line items]
Trade receivables
Other assets
Trade payables
Other liabilities
Revenues (expenses)	(3)
Associates [Member] | FIC [Member]
Disclosure of transactions between related parties [line items]
Trade receivables	24	58
Other assets	36	33
Trade payables	39	31
Other liabilities
Revenues (expenses)	152	152	84
Associates [Member] | Puntos Colombia [Member]
Disclosure of transactions between related parties [line items]
Trade receivables
Other assets	28
Trade payables
Other liabilities	43
Revenues (expenses)	(13)
Associates [Member] | Tuya [Member]
Disclosure of transactions between related parties [line items]
Trade receivables
Other assets	26
Trade payables
Other liabilities
Revenues (expenses)	21
Other Related Parties [Member] | Greenyellow [Member]
Disclosure of transactions between related parties [line items]
Trade receivables
Other assets
Trade payables
Other liabilities	134	141
Revenues (expenses)	(35)	(39)	(58)
Other Related Parties [Member] | Casino Group [Member]
Disclosure of transactions between related parties [line items]
Trade receivables	12
Other assets	8
Trade payables	1
Other liabilities	13
Revenues (expenses)	(4)
Other Related Parties [Member] | Others [Member]
Disclosure of transactions between related parties [line items]
Trade receivables
Other assets	1	1
Trade payables
Other liabilities
Revenues (expenses)			R$ (1)